Exhibit 99.1

World Omni Auto Receivables Trust 2019-B
Monthly Servicer Certificate
September 30, 2020

Dates Covered
Collections Period	09/01/20 - 09/30/20
Interest Accrual Period	09/15/20 - 10/14/20
30/360 Days	30
Actual/360 Days	30
Distribution Date	10/15/20

Collateral Pool Balance Data	$ Amount	# of Accounts
Pool Balance at 08/31/20	468,366,515.82	25,752
Yield Supplement Overcollateralization Amount 08/31/20	19,690,775.42	0
Receivables Balance 08/31/20	488,057,291.24	25,752
Principal Payments	20,844,740.28	691
Defaulted Receivables	639,914.13	26
Repurchased Accounts	0.00	0
Yield Supplement Overcollateralization Amount at 09/30/20	18,504,529.44	0
Pool Balance at 09/30/20	448,068,107.39	25,035

Pool Statistics	$ Amount	# of Accounts
Pool Factor	53.05%
Prepayment ABS Speed	1.62%
Aggregate Starting Principal Balance	879,483,109.18	36,170

Delinquent Receivables:
Past Due 31-60 days	3,487,628.95	165
Past Due 61-90 days	1,064,087.08	49
Past Due 91-120 days	267,787.01	17
Past Due 121+ days	0.00	0
Total	4,819,503.04	231

Total 31+ Delinquent as % Aggregate Ending Principal Balance	1.03%
Total 61+ Delinquent as % Aggregate Ending Principal Balance	0.29%
Delinquency Trigger Occurred	NO

Recoveries	540,406.98
Aggregate Net Losses/(Gains) - September 2020	99,507.15
Ratio of Net Loss to the Receivables Balance as of beginning of Collection Period (Annualized):
Current Net Losses Ratio	0.24%
Prior Net Losses Ratio	0.15%
Second Prior Net Losses Ratio	0.33%
Third Prior Net Losses Ratio	0.25%
Four Month Average	0.24%

Cumulative Net Loss as a % of Aggregate Starting Principal Balance	0.66%

Overcollateralization Target Amount	5,152,783.23
Actual Overcollateralization	5,152,783.23
Weighted Average APR	4.10%
Weighted Average APR, Yield Adjusted	6.39%
Weighted Average Remaining Term	48.00

Flow of Funds	$ Amount

Collections	26,894,844.84
Investment Earnings on Cash Accounts	335.01
Servicing Fee(1)	(406,714.41)
Transfer to Collection Account	-
Available Funds	26,488,465.44

Distributions of Available Funds
(1) Asset Representation Reviewer Amounts (up to $150,000 per year)	-
(2) Class A Interest	924,556.91
(3) Noteholders' First Priority Principal Distributable Amount	-
(4) Class B Interest	59,345.00
(5) Noteholders' Second Priority Principal Distributable Amount	2,462,193.50
(6) Class C Interest	31,436.25
(7) Noteholders' Third Priority Principal Distributable Amount	12,450,000.00
(8) Required Reserve Account	-
(9) Noteholders' Principal Distributable Amount	5,152,783.23
(10) Asset Representation Reviewer Amounts (in excess of 1)	-
(11) Distribution to Certificateholders	1,576,150.55
(12) Collection Account Redeposits	3,832,000.00

Total Distributions of Available Funds	26,488,465.44

Servicing Fee	406,714.41
Unpaid Servicing Fee	-
Change in amount of the unpaid servicing fee from the prior period	-

Note Balances & Note Factors	$ Amount

Original Class A	790,700,000.00
Original Class B	24,900,000.00
Original Class C	12,450,000.00

Total Class A, B, & C
Note Balance @ 09/15/20	462,980,300.89
Principal Paid	20,064,976.73
Note Balance @ 10/15/20	442,915,324.16

Class A-1
Note Balance @ 09/15/20	0.00
Principal Paid	0.00
Note Balance @ 10/15/20	0.00
Note Factor @ 10/15/20	0.0000000%

Class A-2
Note Balance @ 09/15/20	74,870,300.89
Principal Paid	20,064,976.73
Note Balance @ 10/15/20	54,805,324.16
Note Factor @ 10/15/20	20.3782718%

Class A-3
Note Balance @ 09/15/20	268,940,000.00
Principal Paid	0.00
Note Balance @ 10/15/20	268,940,000.00
Note Factor @ 10/15/20	100.0000000%

Class A-4
Note Balance @ 09/15/20	81,820,000.00
Principal Paid	0.00
Note Balance @ 10/15/20	81,820,000.00
Note Factor @ 10/15/20	100.0000000%

Class B
Note Balance @ 09/15/20	24,900,000.00
Principal Paid	0.00
Note Balance @ 10/15/20	24,900,000.00
Note Factor @ 10/15/20	100.0000000%

Class C
Note Balance @ 09/15/20	12,450,000.00
Principal Paid	0.00
Note Balance @ 10/15/20	12,450,000.00
Note Factor @ 10/15/20	100.0000000%

Interest & Principal Payments	$ Amount

Total Interest Paid	1,015,338.16
Total Principal Paid	20,064,976.73
Total Paid	21,080,314.89

Class A-1
Coupon	2.54330%
Interest Paid	0.00
Principal Paid	0.00
Total Paid to A-1 Holders	0.00

Class A-2
Coupon	2.63000%
Interest Paid	164,090.74
Principal Paid	20,064,976.73
Total Paid to A-2 Holders	20,229,067.47

Class A-3
Coupon	2.59000%
Interest Paid	580,462.17
Principal Paid	0.00
Total Paid to A-3 Holders	580,462.17

Class A-4
Coupon	2.64000%
Interest Paid	180,004.00
Principal Paid	0.00
Total Paid to A-4 Holders	180,004.00

Class B
Coupon	2.86000%
Interest Paid	59,345.00
Principal Paid	0.00
Total Paid to B Holders	59,345.00

Class C
Coupon	3.03000%
Interest Paid	31,436.25
Principal Paid	0.00
Total Paid to C Holders	31,436.25

Distribution per $1,000 of Notes	Total

Total Interest Distribution Amount	1.2261798
Total Interest Carryover Shortfall	0.0000000
Total Principal Distribution Amount	24.2316004
Total Distribution Amount	25.4577802

A-1 Interest Distribution Amount	0.0000000
A-1 Interest Carryover Shortfall	0.0000000
A-1 Principal Distribution Amount	0.0000000
Total A-1 Distribution Amount	0.0000000

A-2 Interest Distribution Amount	0.6101388
A-2 Interest Carryover Shortfall	0.0000000
A-2 Principal Distribution Amount	74.6076327
Total A-2 Distribution Amount	75.2177715

A-3 Interest Distribution Amount	2.1583333
A-3 Interest Carryover Shortfall	0.0000000
A-3 Principal Distribution Amount	0.0000000
Total A-3 Distribution Amount	2.1583333

A-4 Interest Distribution Amount	2.2000000
A-4 Interest Carryover Shortfall	0.0000000
A-4 Principal Distribution Amount	0.0000000
Total A-4 Distribution Amount	2.2000000

B Interest Distribution Amount	2.3833333
B Interest Carryover Shortfall	0.0000000
B Principal Distribution Amount	0.0000000
Total B Distribution Amount	2.3833333

C Interest Distribution Amount	2.5250000
C Interest Carryover Shortfall	0.0000000
C Principal Distribution Amount	0.0000000
Total C Distribution Amount	2.5250000

Noteholders' First Priority Principal Distributable Amount	0.00
Noteholders' Second Priority Principal Distributable Amount	122.71
Noteholders' Third Priority Principal Distributable Amount	620.48
Noteholders' Principal Distributable Amount	256.81

Account Balances	$ Amount

Reserve Account
Balance as of 09/15/20	2,075,325.29
Investment Earnings	85.06
Investment Earnings Paid	(85.06)
Deposit/(Withdrawal)	-
Balance as of 10/15/20	2,075,325.29
Change	-

Required Reserve Amount	2,075,325.29

Other Servicing Information	Current Month	Prior Month	Two Months Prior

Principal Balance of Receivables extended during the Collection Period	$2,810,187.05	$3,191,700.29	$7,582,622.45
Number of Extensions	107	122	305
Ratio of extensions to Beginning of Period Receivables Balance	0.58%	0.63%	1.43%

(1)	The Servicing Fee may include the payment of previously Unpaid Servicing Fee, in whole or in part, at the discretion of the Servicer.
Such amounts have priority prior to the application of Available Funds.